Fair value of financial instruments - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Financial assets
Interest-bearing deposits with banks	$ 71,086	$ 108,011
Trading
Trading securities	190,151	148,205
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	340,191	317,845
Loans	852,773	819,965
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(98,663)	(96,692)
Derivatives	142,450	154,439
Deposits
Personal	441,946	404,932
Business and government	745,075	759,870
Bank	44,666	44,012
Other
Obligations related to securities sold short	33,651	35,511
Obligations related to assets sold under repurchase agreements and securities loaned	335,238	273,947
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(98,663)	(96,692)
Total derivatives	142,629	153,491
Level 3 [member]
Derivatives
Financial assets	5,189	4,553
Derivatives
Financial liabilities	1,938	2,347
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,544)	(2,185)
Financial assets	(1,544)	(2,185)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,544)	(2,185)
Financial liabilities	(1,544)	(2,185)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	89,805	64,195
Investment
Investment securities	3,044	1,702
Derivatives
Total gross derivatives, assets	2,352	3,939
Other assets	1,392	1,221
Financial assets	96,593	71,057
Other
Obligations related to securities sold short	14,391	16,383
Derivatives
Total gross derivatives, liabilities	3,119	3,847
Other liabilities	370	341
Financial liabilities	17,880	20,571
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	60,856	84,468
Trading
Trading securities	98,080	82,123
Investment
Investment securities	124,778	90,613
Assets purchased under reverse repurchase agreements and securities borrowed	285,869	264,665
Loans	8,742	9,673
Derivatives
Total gross derivatives, assets	141,233	152,302
Other assets	3,421	2,141
Financial assets	722,979	685,985
Deposits
Personal	26,428	22,016
Business and government	137,628	152,566
Bank	11,462	7,196
Other
Obligations related to securities sold short	19,260	19,128
Obligations related to assets sold under repurchase agreements and securities loaned	298,679	248,835
Derivatives
Total gross derivatives, liabilities	139,499	149,723
Other liabilities	(1,296)	(632)
Financial liabilities	631,660	598,832
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	2,266	1,887
Investment
Investment securities	644	576
Loans	1,859	1,692
Derivatives
Total gross derivatives, assets	409	383
Other assets	11	15
Financial assets	5,189	4,553
Deposits
Personal	383	241
Derivatives
Total gross derivatives, liabilities	1,555	2,106
Financial liabilities	1,938	2,347
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	26,675	15,024
Investment
Investment securities	2,731	1,226
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	2,581	3,779
Investment
Investment securities	3,528	2,555
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	16,389	13,257
Investment
Investment securities	2,748	2,124
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	2,249	1,254
Investment
Investment securities	275	440
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	50,439	35,570
Investment
Investment securities	73,020	43,918
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 3 [member]
Trading
Trading securities		4
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	2,055	1,325
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	2,577	3,452
Investment
Investment securities	6,192	5,144
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	2	2
Investment
Investment securities	2,672	2,860
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	29	28
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	1,245	1,308
Investment
Investment securities	441	524
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 3 [member]
Trading
Trading securities		2
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	22,615	21,162
Investment
Investment securities	27,574	25,569
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Trading
Trading securities		7
Investment
Investment securities	149	151
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	58,826	46,592
Investment
Investment securities	38	36
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	2,232	3,593
Investment
Investment securities	338	395
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	2,266	1,874
Investment
Investment securities	466	397
Total gross fair value [member] | Asset-backed securities, CDO [member] | Level 2 [member]
Investment
Investment securities	8,265	7,524
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	39,243	39,804
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	290	263
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	89,644	99,424
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	4	13
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	224	388
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	2,352	3,939
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	13,927	14,786
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	111	62
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(1,805)	(2,100)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	4	45
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	41,249	39,592
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	952	1,122
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	81,750	94,310
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	53	145
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	176	125
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	3,119	3,847
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	17,306	16,663
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	549	847
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	(982)	(967)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	1	(8)
Recurring [member]
Financial assets
Interest-bearing deposits with banks	60,856	84,468
Trading
Trading securities	190,151	148,205
Investment
Investment securities	128,466	92,891
Assets purchased under reverse repurchase agreements and securities borrowed	285,869	264,665
Loans	10,601	11,365
Derivatives
Total gross derivatives, assets	143,994	156,624
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,544)	(2,185)
Derivatives	142,450	154,439
Other assets	4,824	3,377
Financial assets	823,217	759,410
Deposits
Personal	26,811	22,257
Business and government	137,628	152,566
Bank	11,462	7,196
Other
Obligations related to securities sold short	33,651	35,511
Obligations related to assets sold under repurchase agreements and securities loaned	298,679	248,835
Derivatives
Total gross derivatives, liabilities	144,173	155,676
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,544)	(2,185)
Total derivatives	142,629	153,491
Other liabilities	(926)	(291)
Financial liabilities	649,934	619,565
Recurring [member] | Level 3 [member]
Derivatives
Financial liabilities	(383)	(241)	$ (158)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	29,256	18,803
Investment
Investment securities	6,259	3,781
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	16,389	13,257
Investment
Investment securities	2,748	2,124
Recurring [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Trading
Trading securities	52,688	36,828
Investment
Investment securities	73,295	44,358
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	4,632	4,777
Investment
Investment securities	6,192	5,144
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	2	2
Investment
Investment securities	2,701	2,888
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	1,245	1,310
Investment
Investment securities	441	524
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	22,615	21,169
Investment
Investment securities	27,723	25,720
Recurring [member] | Equity securities [member]
Trading
Trading securities	63,324	52,059
Investment
Investment securities	842	828
Recurring [member] | Asset-backed securities, CDO [member]
Investment
Investment securities	8,265	7,524
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	39,533	40,067
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	89,648	99,437
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	224	388
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	16,390	18,787
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(1,801)	(2,055)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	42,201	40,714
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	81,803	94,455
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	176	125
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	20,974	21,357
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ (981)	$ (975)